UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22387

SALIENT ALTERNATIVE STRATEGIES

MASTER FUND

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 through June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

Salient Alternative Strategies Master Fund

Investment Company Report

ARES DYNAMIC

Security	04014F102	Meeting Type	Annual

Ticker Symbol	ARDC	Meeting Date	14-Jul-2015

ISIN	US04014F1021	Agenda	934243320 - Management

Item	Proposal		Proposed by	Vote	For/Against Management

1.	DIRECTOR		Management

	1	SETH J. BRUFSKY		For	For

	2	JOHN J. SHAW		For	For

Investment Company Report

ARES DYNAMIC

Security	04014F102	Meeting Type	Special

Ticker Symbol	ARDC	Meeting Date	14-Jul-2015

ISIN	US04014F1021	Agenda	934253179 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

2A.	TO APPROVE THE ISSUANCE OF ADDITIONAL SHARES OF COMMON STOCK OF THE FUND IN CONNECTION WITH THE TRANSFER OF ALL OF THE ASSETS OF ARES MULTI-STRATEGY CREDIT FUND, INC. (“ARMF”) TO THE FUND IN EXCHANGE FOR THE ASSUMPTION BY THE FUND OF THE STATED LIABILITIES OF ARMF AND SHARES OF COMMON STOCK OF THE FUND.	Management	For	For

2B.	TO APPROVE A CHANGE TO THE FUND’S FUNDAMENTAL INVESTMENT RESTRICTION NUMBER 5, RELATING TO THE FUND’S MAKING OF LOANS.	Management	For	For

2C.	TO APPROVE A CHANGE TO THE FUND’S FUNDAMENTAL INVESTMENT RESTRICTION NUMBER 6, RELATING TO THE FUND’S CONCENTRATION POLICY.	Management	For	For

2D.	TO APPROVE A CHANGE TO THE FUND’S INVESTMENT POLICY SUCH THAT, UNDER NORMAL MARKET CONDITIONS, AT LEAST 80% OF ITS MANAGED ASSETS (AS DEFINED IN THE JOINT PROXY STATEMENT/PROSPECTUS) WILL BE INVESTED IN DEBT INSTRUMENTS, INCLUDING (I) SENIOR SECURED LOANS MADE PRIMARILY TO COMPANIES WHOSE DEBT IS RATED BELOW (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	Management	For	For

Investment Company Report

BLACKROCK DEBT STRATEGIES FD INC

Security	09255R103	Meeting Type	Annual

Ticker Symbol	DSU	Meeting Date	29-Jul-2015

ISIN	US09255R1032	Agenda	934249497 - Management

Item	Proposal		Proposed by	Vote	For/Against Management

1.	DIRECTOR		Management

	1	MICHAEL J. CASTELLANO		For	For

	2	RICHARD E. CAVANAGH		For	For

	3	FRANK J. FABOZZI		For	For

	4	KATHLEEN F. FELDSTEIN		For	For

	5	JAMES T. FLYNN		For	For

	6	JERROLD B. HARRIS		For	For

	7	R. GLENN HUBBARD		For	For

	8	W. CARL KESTER		For	For

	9	BARBARA G. NOVICK		For	For

	10	JOHN M. PERLOWSKI		For	For

	11	KAREN P. ROBARDS		For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Salient Alternative Strategies Master Fund

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 22, 2016